Note 11 - Income Taxes (Tables)	6 Months Ended
Sep. 30, 2018
Statement Line Items [Line Items]
Disclosure of the detailed information of income tax [text block]
	Three months ended Sept. 30, 2018	Three months ended Sept. 30, 2017	Six months ended Sept. 30, 2018	Six months ended Sept. 30, 2017
Current income tax expense (recovery)	$(520)	$3,893	$(3,032)	$4,484
Deferred tax expense (recovery)	6,932	(5,726)	17,405	480
Provision for (recovery of) income taxes	$6,412	$(1,833)	$14,373	$4,964